JPMORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of the funds (the “Funds”) listed in Appendix A
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information for the Funds listed on Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 228 (Amendment No. 230 under the Investment Company Act of 1940) filed electronically on June 26, 2019.
Please contact the undersigned at 212-270-6803 if you have any questions concerning this filing.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A
J.P. Morgan ETF Funds
JPMorgan BetaBuilders MSCI US REIT ETF
JPMorgan Core Plus Bond ETF
JPMorgan Corporate Bond Research Enhanced ETF
JPMorgan Disciplined High Yield ETF
JPMorgan Global Bond Opportunities ETF
JPMorgan Municipal ETF
JPMorgan U.S. Aggregate Bond ETF
JPMorgan Ultra-Short Income ETF
JPMorgan Ultra-Short Municipal Income ETF
JPMorgan USD Emerging Markets Sovereign Bond ETF